Leases – The Group as a lessee (Tables)	12 Months Ended
Dec. 31, 2023
Leases Group As Lessee
Schedule of ROU assets classified within property, plant and equipment

ROU assets classified within property, plant and equipment

	2023	2022
	US$	US$
Carrying amounts
Leasehold land and buildings	1,999,304	2,199,934
Plant and equipment	270	8,151
Motor vehicles	130,642	113,707
	2,130,216	2,321,792

Schedule of depreciation charge	(b) Depreciation charge during the financial year
	2023	2022
	US$	US$

Leasehold land and buildings	208,860	175,287
Plant and equipment	7,882	7,882
Motor vehicles	40,480	35,217
	257,222	218,386

Schedule of interest expense	Interest expense
	2023	2022
	US$	US$

Interest expense on lease liabilities	55,934	28,559

Schedule of short-term leases	(c) Short-term leases
	2023	2022
	US$	US$

Expense relating to short-term leases	372,721	157,687
Total cash outflow for leases	614,191	372,642

Schedule of lease liabilities	(e) Lease liabilities
	2022	2022
	(US$)	(US$)
Current	192,282	185,764
Non-current	1,974,524	2,071,571
	2,166,806	2,257,335